Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	PIONEER SERIES TRUST VII
Central Index Key	0001140157
Amendment Flag	false
Document Creation Date	Aug. 01, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013